Non-Current Financial Asset - Schedule of Reconciliation of Non-Current Financial Asset (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-Current Financial Assets [Abstract]
Begining balance	$ 544,000	$ 600,000	$ 600,000
Unrealized changes in fair value	(71,000)		(56,000)
Ending balance	$ 473,000		$ 544,000	600,000
Addition				$ 600,000